[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]


                                  May 14, 2001




VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:  Merrill Lynch Variable Life Separate Account
         (FILE NO. 33-55472)


Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Variable Life Separate Account (the "Account"), pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the forms of prospectuses dated May 1, 2001 that would have been filed pursuant to paragraph (b) of Rule 497 do not differ from those contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0314, or Mary E. Thornton of our firm at (202) 383-0698, if you have any questions or comments regarding this letter.

                           Sincerely,

                           /s/ KIMBERLY J. SMITH

                           Kimberly J. Smith


cc:      Thomas J. Loftus, Esq.
         Mary E. Thornton, Esq.